Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Apr. 18, 2022 USD ($)	Jan. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Stockclass $ / shares shares	Dec. 31, 2021 USD ($) Stockclass $ / shares shares	Dec. 31, 2020 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Number of preferred stock classes outstanding | Stockclass					3	3
Proceeds from issuance of Preferred Stock, net of issuance costs			$ 14,162	$ 10,427		$ 70,528	$ 28,548
Number of shares redeemed (in shares) | shares			183,049			203,537	31,307
Stock repurchased during period, value			$ 3,394			$ 5,012	$ 269
Series 2016 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares					$ 10	$ 10
Series 2017 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares					10	10
Series 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares					$ 10	$ 10
Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs						$ 78,900	31,700
Preferred dividend value incurred						$ 3,600	$ 800
Preferred Stock | Series 2016 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred dividend value incurred			$ 2,400		$ 6,400
Number of shares redeemed (in shares) | shares			15,750		139,740
Stock repurchased during period, value			$ 152,000		$ 1,300
Preferred Stock | Series 2016 Preferred Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, value	$ 139,800
Preferred Stock | Series 2017 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs			2,600
Preferred dividend value incurred					$ 100
Preferred Stock | Series 2017 Preferred Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs		$ 2,600
Preferred Stock | Series 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Preferred Stock, net of issuance costs			15,400	10,800
Preferred dividend value incurred			$ 1,700	$ 500
Number of shares redeemed (in shares) | shares			0			10,000	0
Stock repurchased during period, value						$ 100